FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  3/31/04

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	5/12/04

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         85 data records

Form 13F Information Table Value Total:         84,081 (x$1000)


List of Other Included Managers:                0



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Fonar Non Vtg Pfd CL A         PFD              344437306        0    18000 SH       SOLE                                      18000
Ford Motor Co. Cap. Tr II 6.50 PFD CV           345395206      976    18400 SH       SOLE                     1100             17300
General Motors 5.25% Conv Pfd  PFD CV           370442733      808    31700 SH       SOLE                     1700             30000
Air Products & Chemicals       COM              009158106      216     4300 SH       SOLE                      450              3850
Albertson's Inc.               COM              013104104     1865    84200 SH       SOLE                     4200             80000
Allstate                       COM              020002101      521    11462 SH       SOLE                      962             10500
American Express Co.           COM              025816109     2945    56800 SH       SOLE                     6650             50150
American Int'l Group           COM              026874107      902    12646 SH       SOLE                     2343             10303
Amgen                          COM              031162100     1538    26448 SH       SOLE                     4550             21898
Archer-Daniels-Midland         COM              039483102      459    27200 SH       SOLE                     3700             23500
Ariba Inc.                     COM              04033V104       79    27750 SH       SOLE                     9100             18650
Arthur J. Gallagher & Co.      COM              363576109     1313    40300 SH       SOLE                     3400             36900
BB & T Corp.                   COM              054937107     2110    59775 SH       SOLE                     7800             51975
Bank Of America Corp           COM              060505104      794     9800 SH       SOLE                      100              9700
Bank One Corp                  COM              06423A103      209     3836 SH       SOLE                     1000              2836
Baxter International           COM              071813109      939    30400 SH       SOLE                     3200             27200
Bico, Inc.                     COM              088766100        0    40000 SH       SOLE                                      40000
Bristol-Myers Squibb Co.       COM              110122108     1526    62983 SH       SOLE                     7250             55733
Cardinal Health                COM              14149Y108      241     3500 SH       SOLE                     2400              1100
Check Point Software Technolog COM              M22465104      424    18650 SH       SOLE                     1000             17650
Cirrus Logic                   COM              172755100      220    29000 SH       SOLE                    10000             19000
Citigroup, Inc.                COM              172967101     3087    59717 SH       SOLE                     5419             54298
Clear Channel Communication    COM              184502102      440    10400 SH       SOLE                     6900              3500
Comerica, Inc.                 COM              200340107     1912    35200 SH       SOLE                     5225             29975
Compuware Corp.                COM              205638109      336    45400 SH       SOLE                    10700             34700
Corning Inc.                   COM              219350105      162    14480 SH       SOLE                      600             13880
Costco Wholesale               COM              22160K105      237     6300 SH       SOLE                      200              6100
DST Systems                    COM              233326107      313     6900 SH       SOLE                     2000              4900
Dell Inc.                      COM              24702R101      340    10110 SH       SOLE                      700              9410
Dow Chemical                   COM              260543103      254     6300 SH       SOLE                      800              5500
Dr. Reddy's Laboratories       COM              256135203      212     8850 SH       SOLE                     1000              7850
Duke Energy Corp.              COM              264399106      892    39491 SH       SOLE                     4325             35166
EPIQ Systems, Inc.             COM              26882D109      249    15300 SH       SOLE                      600             14700
El Paso Corp.                  COM              28336L109      216    30450 SH       SOLE                     5000             25450
Elan Corp  plc ADR             COM              284131208      307    14900 SH       SOLE                                      14900
Energy East Corp.              COM              29266M109     3170   125000 SH       SOLE                    13900            111100
Exxon Mobil Corp.              COM              30231G102      202     4850 SH       SOLE                                       4850
FPL Group, Inc.                COM              302571104     4117    61580 SH       SOLE                     6500             55080
First Data Corporation         COM              319963104     2256    53500 SH       SOLE                     7900             45600
Fiserv Inc.                    COM              337738108      387    10814 SH       SOLE                     1150              9664
Garmin, Ltd.                   COM              G37260109      231     5400 SH       SOLE                     2100              3300
General Dynamics               COM              369550108     1329    14875 SH       SOLE                     3000             11875
General Electric               COM              369604103     3038    99541 SH       SOLE                    11950             87591
Hewlett-Packard                COM              428236103      984    43100 SH       SOLE                     8200             34900
Home Depot                     COM              437076102      512    13701 SH       SOLE                     1300             12401
Honda Motor Co., Ltd.(ADR)     COM              438128308     2515   108700 SH       SOLE                    16300             92400
Honeywell Int'l                COM              438516106     1565    46225 SH       SOLE                     7325             38900
Hospitality Properties Trust   COM              44106M102     1327    28600 SH       SOLE                     2300             26300
IBM Corp.                      COM              459200101     2167    23598 SH       SOLE                     2650             20948
Intel Corp.                    COM              458140100      445    16360 SH       SOLE                     1000             15360
JDS Uniphase Corporation       COM              46612J101      125    30600 SH       SOLE                      500             30100
James Hardie Ind. N.V.  ADS    COM              47030M106      707    28600 SH       SOLE                     2000             26600
Jefferson-Pilot Corp.          COM              475070108     3025    54999 SH       SOLE                     6300             48699
Johnson & Johnson              COM              478160104     1861    36693 SH       SOLE                     5058             31635
Kroll, Inc.                    COM              501049100      242     9000 SH       SOLE                     2300              6700
Liberty Media Corp - A         COM              530718105     1545   141127 SH       SOLE                    22052            119075
Marsh & McLennan Cos. Inc.     COM              571748102     1634    35300 SH       SOLE                     4850             30450
Masco Corp.                    COM              574599106      597    19600 SH       SOLE                      800             18800
McGraw-Hill Inc.               COM              580645109      651     8550 SH       SOLE                     2500              6050
Merck & Co., Inc.              COM              589331107     1884    42635 SH       SOLE                     4950             37685
Microsoft Corp.                COM              594918104     3240   129964 SH       SOLE                    15100            114864
Motorola, Inc                  COM              620076109      359    20378 SH       SOLE                     1930             18448
NEXTEL Communications 'A'      COM              65332V103      353    14300 SH       SOLE                     3300             11000
Nokia Corp. ADR 'A'            COM              654902204      480    23660 SH       SOLE                     1600             22060
Oracle Corp.                   COM              68389X105      276    23000 SH       SOLE                      400             22600
Pfizer, Inc.                   COM              717081103     2731    77922 SH       SOLE                     7800             70122
Popular Inc.                   COM              733174106      588    13640 SH       SOLE                    10740              2900
Raytheon Company               COM              755111507     1970    62850 SH       SOLE                     7000             55850
Royal Dutch Petroleum Co.      COM              780257804      507    10653 SH       SOLE                      750              9903
SAP Aktiengesellschaft ADR     COM              803054204      769    19550 SH       SOLE                     6950             12600
Sara Lee Corp.                 COM              803111103     2540   116200 SH       SOLE                    15700            100500
Schering-Plough                COM              806605101      617    38036 SH       SOLE                     4086             33950
Schwab Charles Corp.           COM              808513105      987    85020 SH       SOLE                    16000             69020
Sirius Satellite Radio         COM              82966U103       51    15000 SH       SOLE                                      15000
Snap-On Tools                  COM              833034101      479    14800 SH       SOLE                      200             14600
Solectron Corp.                COM              834182107      261    47200 SH       SOLE                     9900             37300
Stanley Works                  COM              854616109      591    13850 SH       SOLE                     3200             10650
Stryker Corp.                  COM              863667101      314     3550 SH       SOLE                                       3550
Sun Microsystems Inc.          COM              866810104      182    43690 SH       SOLE                     8200             35490
Synopsys, Inc.                 COM              871607107      465    16200 SH       SOLE                     1000             15200
Teva Pharm. Indus. ADR         COM              881624209     1033    16300 SH       SOLE                     1550             14750
Texas Instruments              COM              882508104      240     8202 SH       SOLE                     1902              6300
United Microelectronics        COM              910873207      276    53072 SH       SOLE                     5560             47512
UnitedHealth Group, Inc.       COM              91324P102      425     6600 SH       SOLE                     2200              4400
iShares MSCI-Germany           COM              464286806      789    50700 SH       SOLE                     5500             45200